General information (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Dec. 18, 2023	Feb. 14, 2023	Dec. 31, 2023
Ifrs Asset Acquisition [Line Items]
Net assets	$ (11,206)		$ 11,206
Ordinary share price	$ 11.99
NETC
Ifrs Asset Acquisition [Line Items]
Net assets	$ 11,200		$ 11,200
Ordinary share price		$ 11,990,000	$ 11.99